Foreign currency risk (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Financial Risk Management [Abstract]
Disclosure of Exchange Rates
The following table sets forth the foreign exchange rate against the Swiss Franc at the closing dates:

Currency	12/31/2024	12/31/2023

AUD 1	0.56	0.57
BRL 100	14.64	17.32
CAD 1	0.63	0.63
CNY 100	12.44	11.85
EUR 1	0.94	0.93
GBP 1	1.14	1.07
JPY 100	0.58	0.60
HKD 1	0.12	0.11
USD 1	0.91	0.84

The following table sets forth the average annual foreign exchange rate against the Swiss Franc:

Currency	12/31/2024	12/31/2023	12/31/2022

AUD 1	0.58	0.61	0.67
BRL 100	15.36	18.16	18.49
CAD 1	0.63	0.68	0.74
CNY 100	12.33	13.03	14.46
EUR 1	0.95	0.99	1.02
GBP 1	1.14	1.13	1.20
JPY 100	0.58	0.66	0.75
HKD 1	0.11	0.12	0.13
USD 1	0.88	0.92	0.96

Financial assets and liabilities held in foreign currency
Financial assets and liabilities held in foreign currencies as of December 31, 2024 and 2023, were as follows:

(CHF in millions)	12/31/2024		12/31/2023
	USD	EUR	USD	EUR

Cash and cash equivalents	629.3	24.1	248.7	69.8
Trade receivables and other financial assets(1)	229.6	34.5	640.0	102.1
Trade payables and other financial liabilities(1)	(145.3)	(21.4)	(257.6)	(84.5)
Total assets and liabilities	713.6	37.2	631.2	87.4
(1) The majority of these balances are comprised of intercompany positions.

Disclosure of Effect of Changes in Foreign Exchange Rates	A 10% increase or decrease in the USD or EUR foreign currency exchange rates against the Swiss Franc would have impacted On's consolidated profit/(loss) for the period as presented below.

(CHF in millions)	12/31/2024	12/31/2023	12/31/2022

Change in USD/CHF +10%	57.4	71.2	32.1
Change in USD/CHF -10%	(57.4)	(71.2)	(32.1)
Change in EUR/CHF +10%	3.0	7.3	1.1
Change in EUR/CHF -10%	(3.0)	(7.3)	(1.1)